Summary of Changes in Compensation Warrants (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jan. 31, 2022	Jul. 31, 2021
IfrsStatementLineItems [Line Items]
Number of Warrants Outstanding, Balance	9,464,152	178,528
Weighted Average Exercise Price, Outstanding	$ 5.84	$ 35.82
Weighted Average Exercise Price Granted in the Private Placement		$ 6.19
Number of Warrants, Granted from the Issuance of a Convertible Note		69,188
Weighted Average Exercise Price, Granted from the Issuance of a Convertible Note		$ 4.41
Number of Warrants Expired During the Year	12,707	156,039
Weighted Average Exercise Price, Expired During the Year	$ 28.80	$ (36.26)
Number of Warrants Exercised	833,065	2,562,573
Weighted Average Exercise Price, Exercised During the Period	$ 6.16	$ (5.48)
Number of Warrants Outstanding, Balance	8,417,640	9,464,152
Weighted Average Exercise Price, Outstanding	$ 5.79	$ 5.84
Compensation Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of Warrants Outstanding, Balance	601,643	13,790
Weighted Average Exercise Price, Outstanding	$ 5.68	$ 35.16
Number of Warrants Granted in the Public Offering		294,118
Weighted Average Exercise Price Granted in the Public Offering		$ 5.31
Number of Warrants Granted in the Over Allotment		44,118
Weighted Average Exercise Price Granted in the Over Allotment		$ 5.31
Number of Warrants Granted in the Private Placement		258,517
Weighted Average Exercise Price Granted in the Private Placement		$ 6.19
Number of Warrants, Granted from the Issuance of a Convertible Note		4,890
Weighted Average Exercise Price, Granted from the Issuance of a Convertible Note		$ 4.41
Number of Warrants Expired During the Year		(13,790)
Weighted Average Exercise Price, Expired During the Year		$ (35.16)
Number of Warrants Exercised	(524,682)
Weighted Average Exercise Price, Exercised During the Period	$ 5.65
Number of Warrants Outstanding, Balance	76,961	601,643
Weighted Average Exercise Price, Outstanding	$ 5.88	$ 5.68